ACQUISITION OF CALLVERSO - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 23, 2023	Nov. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payment made in Cash			$ 2,804	$ 0	$ 0
Goodwill			37,560	$ 36,222
Callverso Ltd [Member]
Business Acquisition [Line Items]
Percentage of Acquisition		100.00%
Basis for earn out amount		The maximum earn-out amount is $6,000 and is to be paid over three years as follows: (i) up to $2,000 is payable on January 31, 2023 ,based on sales in 2022; (ii) up to $2,000 is payable on January 31, 2024, based on sales in 2023; and (iii) up to $2,000 is payable on January 31, 2025
Earn out consideration			$ 6,000
Earn out consideration payable	$ 2,000
Purchase price for Acquisition		$ 3,000
Payment made in Cash		2,900
Security deposit for liabilities		300
Retain as security deposit for liabilities		100
Business combination, deferred payments after 12 months		1,000
Business combination, deferred payments after 24 months		1,000
Goodwill		$ 1,338
Technology | Callverso Ltd [Member]
Business Acquisition [Line Items]
Intangible assets, weighted average useful life		4 years
Customer relationships | Callverso Ltd [Member]
Business Acquisition [Line Items]
Intangible assets, weighted average useful life		4 years 6 months